CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS DIRECTOR INDEPENDENCE (Details Narrative) - Kevin Hagen [Member]	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Due to related party | $	$ 1,626,589
Common stock warrants issued as compensation | shares	75,305,030
Warrants exercisable period	5 years
Exercisable price | $ / shares	$ 0.0216